Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Securities Not Included in Calculation of Earnings per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	28,051,854	28,337,489	28,277,596	28,214,582
Redeemable convertible preferred stock outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	21,238,105	21,233,190	21,233,190	21,233,190
Redeemable convertible preferred stock warrants outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	2,667,587	2,672,502	2,672,502	2,672,502
Common stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	4,138,635	4,431,797	4,364,377	4,308,890
Common stock warrants outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	7,527	0	7,527	0